Share of results of associates (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Share of Results of Associates
Share of results of associates include:

Continuing operations	2019 1 £m	2018 2 £m	2017 2 £m
Share of profit before interest and taxation	99.2	110.8	129.7
Share of exceptional (losses)/gains	(47.8)	(41.5)	0.6
Share of interest and non-controlling interests	(19.4)	(15.1)	(12.6)
Share of taxation	(17.3)	(23.7)	(19.7)
	14.7	30.5	98.0

Notes
1	From 5 December 2019 approximately 90% of the Kantar business is treated as a 40% associate following the completion of the transaction outlined in note 12.
2	Prior year figures have been re-presented in accordance with IFRS 5 Non- c urrent Assets Held for Sale and Discontinued Operations, as described in the accounting policies.